MAINSTAY GROUP OF FUNDS

Supplement dated December 15, 2017 (“Supplement”) to:

MainStay Equity Funds and MainStay Income and Mixed Asset Funds Prospectuses and Summary Prospectuses, each dated February 28, 2017, as supplemented and Statement of Additional Information dated February 28, 2017, as supplemented

and

MainStay Tax Advantaged Short Term Bond Fund Prospectus, Summary Prospectus and Statement of Additional Information, each dated August 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus, Summary Prospectus and Statement of Additional Information.

At meetings held on December 11-13, 2017, the Board of Trustees of the MainStay Group of Funds approved name changes with respect to the following Funds. Accordingly, effective February 28, 2018, all references to the Funds’ current names will be replaced with their new names as listed below.

Current Name	New Name

MainStay California Tax Free Opportunities Fund	MainStay MacKay California Tax Free Opportunities Fund
MainStay Common Stock Fund	MainStay MacKay Common Stock Fund
MainStay Convertible Fund	MainStay MacKay Convertible Fund
MainStay Cornerstone Growth Fund	MainStay MacKay Growth Fund
MainStay Emerging Markets Debt Fund	MainStay MacKay Emerging Markets Debt Fund
MainStay Emerging Markets Equity Fund	MainStay MacKay Emerging Markets Equity Fund
MainStay Government Fund	MainStay MacKay Government Fund
MainStay High Yield Corporate Bond Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay International Equity Fund	MainStay MacKay International Equity Fund
MainStay International Opportunities Fund	MainStay MacKay International Opportunities Fund
MainStay New York Tax Free Opportunities Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay S&P 500 Index Fund	MainStay MacKay S&P 500 Index Fund
MainStay Short Duration High Yield Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Tax Advantaged Short Term Bond Fund	MainStay MacKay Tax Advantaged Short Term Bond Fund
MainStay Tax Free Bond Fund	MainStay MacKay Tax Free Bond Fund
MainStay Total Return Bond Fund	MainStay MacKay Total Return Bond Fund
MainStay U.S. Equity Opportunities Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Unconstrained Bond Fund	MainStay MacKay Unconstrained Bond Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.